Convertible Preferred Stock, Common Stock and Stockholders' Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Convertible Preferred Stock, Common Stock and Stockholders' Deficit
Note 8. Convertible Preferred Stock, Common Stock and Stockholders’ Deficit
The following table summarizes details of convertible preferred stock authorized, issued and outstanding as of June 30, 2021 and December 31, 2020:

	June 30, 2021
(in thousands, except for share counts)	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series Seed	18,233,848	17,918,211	$0.0618	$1,107	$1,107
Series A	28,725,920	28,725,920	0.2959	8,437	8,500
Series B	34,391,480	34,391,480	0.4414	15,096	15,180
Series C	14,468,290	14,468,290	2.0735	29,881	30,000
Series D	17,599,646	17,579,656	4.7523	83,431	83,544

Total convertible preferred stock	113,419,184	113,083,557		$137,952	$138,331

	December 31, 2020
(in thousands, except for share counts)	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series Seed	18,233,848	17,918,211	$0.0618	$1,107	$1,107
Series A	28,725,920	28,725,920	0.2959	8,437	8,500
Series B	34,391,480	34,391,480	0.4414	15,096	15,180
Series C	14,468,290	14,468,290	2.0735	29,881	30,000
Series D	17,599,646	17,483,909	4.7523	82,976	83,089

Total convertible preferred stock	113,419,184	112,987,810		$137,497	$137,876

The terms of Series Seed, Series A, Series B, Series C, and Series D preferred stock are as follows:
Voting
The holders of the Series Seed, Series A, Series B, Series C, and Series D preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each preferred stockholder is entitled to the number of votes equal to the number of shares of common stock into which each preferred share is convertible at the time of such vote. Series A class is entitled to elect two representatives to the Board of Directors. Each of the Series B, Series C, and Series D classes is entitled to elect one representative to the Board of Directors. The Series Seed class is not entitled to elect a representative to the Board of Directors.
Dividends
The holders of the Series Seed, Series A, Series B, Series C, and Series D preferred stock are entitled to receive, when and as declared by the Board of Directors and out of funds legally available, dividends payable in preference and priority to any dividend payment on common stock. As of June 30, 2021, no dividends have been declared or paid by the Company.
Liquidation Preference
In the event of any liquidation, dissolution, change of control or winding-up of the affairs of the Company, the holders of the then outstanding Series Seed, Series A, Series B, Series C, and Series D preferred stock are entitled to receive, on a pari passu basis, an amount equal to the original issue price of $0.06, $0.29, $0.44, $2.07 and $4.75, respectively, per share plus any declared and unpaid dividends. If the amount paid would be greater had the preferred stockholders converted to common stock, the calculation of the amount to be distributed to the preferred shareholders shall be calculated as if the preferred stockholders had converted just prior to the distribution without having them first convert to common stock. After payment to the preferred stockholders, the remaining proceeds shall be distributed on a pro-rata basis
.
Conversion
Each share of Series Seed, Series A, Series B, Series C and Series D preferred stock, at the option of the holder, is convertible into a number of fully paid shares of common stock as determined by dividing the respective preferred stock issue price by the conversion price in effect at the time. The initial conversion price of Series Seed preferred stock is $0.06 per share and is subject to adjustment in accordance with anti- dilution provisions contained in the Company’s Certificate of Incorporation. The initial conversion price of Series A preferred stock is $0.29 per share and is subject to adjustment in accordance with anti-dilution provisions contained in the Company’s Certificate of Incorporation. The initial conversion price of Series B preferred stock is $0.44 per share and is subject to adjustment in accordance with anti-dilution provisions contained in the Company’s Certificate of Incorporation. The initial conversion price of Series C preferred stock is $2.07 per share and is subject to adjustment in accordance with anti-dilution provisions contained in the Company’s Certificate of Incorporation. The initial conversion price of Series D preferred stock is $4.75 per share and is subject to adjustment in accordance with anti-dilution provisions contained in the Company’s Certificate of Incorporation.
With respect to Series Seed, Series A, Series B, and Series C, conversion is at the holder’s option, however, all outstanding shares of preferred stock shall automatically convert immediately upon the closing of a sale of shares of common stock to the public at a price per share of at least $2.59 per share. At the election of the majority of all preferred stockholders and 10% of the outstanding Series C holders, shares of Series Seed, Series A, Series B, and Series C stock shall be automatically converted. With respect to
Series D, conversion is at the holder’s option, however, all outstanding shares of preferred stock shall automatically convert immediately upon the closing of a sale of shares of common stock to the public at a price per share of at least $4.75 per share. The Series D stock shall be automatically converted at the election of the majority of Series D holders.
Redemption
The preferred stock is not redeemable at the option of the holder.
Repurchases
There were no repurchases for the three and six months ended June 30, 2021. During the year ended December 31, 2020 the Company repurchased common stock from an employee. Concurrent to the repurchase, the Company was contractually obligated to repurchase an additional 263,030 shares of common stock from this employee for $4.75 per share in 2021, subject to certain conditions. This obligation was waived by the parties in April of 2021.
Management determines the fair value of its common stock using the methodology described in the Summary of Significant Accounting Policies in its
S-4/A
proxy statement/prospectus, adjusting for changes in inputs based on material information known at the time of a repurchase transaction such as estimated timing to exit events and respective probabilities of such events occurring.
Common Stock Reserved for Future Issuance
The Company has reserved the following shares of common stock for future issuance:

	June 30, 2021	December 31, 2020
Common stock options outstanding	18,399,068	19,420,305
Shares available for issuance under the plan	3,322,966	4,649,322
Convertible preferred stock outstanding	113,083,557	112,987,810
Warrants to purchase Series D convertible preferred stock	19,990	115,737
Common stock warrants outstanding	—	190,000

Total shares of authorized common stock reserved for future issuance	134,825,581	137,363,174

Note 8. Convertible Preferred Stock, Common Stock and Stockholders’ Deficit
The following table summarizes details of convertible preferred stock authorized, issued and outstanding as of December 31, 2020 and 2019:

	December 31, 2020
		Share Issued	Issuance	Net
(in thousands, except for share counts)	Shares Authorized	and Outstanding	Price Per Share	Carrying Value	Liquidation Preference
Series Seed	18,233,848	17,918,211	$0.0618	$1,107	$1,107
Series A	28,725,920	28,725,920	0.2959	8,437	8,500
Series B	34,391,480	34,391,480	0.4414	15,096	15,180
Series C	14,468,290	14,468,290	2.0735	29,881	30,000
Series D	17,599,646	17,483,909	4.7523	82,976	83,089

Total convertible preferred stock	113,419,184	112,987,810		$137,497	$137,876

	December 31, 2019
		Share Issued	Issuance	Net
(in thousands, except for share counts)	Shares Authorized	and Outstanding	Price Per Share	Carrying Value	Liquidation Preference
Series Seed	18,233,848	17,918,211	$0.0618	$1,107	$1,107
Series A	28,725,920	28,725,920	0.2959	8,437	8,500
Series B	34,391,480	34,391,480	0.4414	15,096	15,180
Series C	14,468,290	14,468,290	2.0735	29,881	30,000
Series D	17,599,646	17,336,616	4.7523	82,276	82,389

Total convertible preferred stock	113,419,184	112,840,517		$136,797	$137,176

The terms of Series Seed, Series A, Series B, Series C, and Series D preferred stock are as follows:
Voting
The holders of the Series Seed, Series A, Series B, Series C, and Series D preferred stock are entitled to vote, together with the holders of common stock, on all matters submitted to stockholders for a vote. Each preferred stockholder is entitled to the number of votes equal to the number of shares of common stock into which each preferred share is convertible at the time of such vote. Series A class is entitled to elect two representatives to the Board of Directors. Each of the Series B, Series C, and Series D classes is entitled to elect one representative to the Board of Directors. The Series Seed class is not entitled to elect a representative to the Board of Directors.
Dividends
The holders of the Series Seed, Series A, Series B, Series C, and Series D preferred stock are entitled to receive, when and as declared by the Board of Directors and out of funds legally available, dividends payable in preference and priority to any dividend payment on common stock. As of December 31, 2020, no dividends have been declared or paid by the Company.
Liquidation Preference
In the event of any liquidation, dissolution, change of control or winding-up
of the affairs of the Company, the holders of the then outstanding Series Seed, Series A, Series B, Series C, and Series D preferred stock are entitled to receive, on a pari passu basis, an amount equal to the original issue price of $0.06, $0.29, $0.44, $2.07 and $4.75, respectively, per share plus any declared and unpaid dividends. If the amount paid would be greater had the preferred stockholders converted to common stock, the calculation of the amount to be distributed to the preferred shareholders shall be calculated as if the preferred stockholders had converted just prior to the distribution without having them first convert to common stock. After payment to the preferred stockholders, the remaining proceeds shall be distributed on a pro-rata
basis.
Conversion
Each share of Series Seed, Series A, Series B, Series C and Series D preferred stock, at the option of the holder, is convertible into a number of fully paid shares of common stock as determined by dividing the respective preferred stock issue price by the conversion price in effect at the time. The initial conversion price of Series Seed preferred stock is $0.06 per share and is subject to adjustment in accordance with anti- dilution provisions contained in the Company’s Certificate of Incorporation. The initial conversion price of Series A preferred stock is $0.29 per share and is subject to adjustment in accordance with anti-dilution provisions contained in the Company’s Certificate of Incorporation. The initial conversion price of Series B preferred stock is $0.44 per share and is subject to adjustment in accordance with anti-dilution provisions contained in the Company’s Certificate of Incorporation. The initial conversion price of Series C preferred stock is $2.07 per share and is subject to adjustment in accordance with anti-dilution provisions contained in the Company’s Certificate of Incorporation. The initial conversion price of Series D preferred stock is $4.75 per share and is subject to adjustment in accordance with anti-dilution provisions contained in the Company’s Certificate of Incorporation
.
With respect to Series Seed, Series A, Series B, and Series C, conversion is at the holder’s option, however, all outstanding shares of preferred stock shall automatically convert immediately upon the closing of a sale of shares of common stock to the public at a price per share of at least $2.59 per share. At the election of the majority of all preferred stockholders and 10% of the outstanding Series C holders, shares of Series Seed, Series A, Series B, and Series C stock shall be automatically converted. With respect to Series D, conversion is at the holder’s option, however, all outstanding shares of preferred stock shall automatically convert immediately upon the closing of a sale of shares of common stock to the public at a price per share of at least $4.75 per share. The Series D stock shall be automatically converted at the election of the majority of Series D holders.
Redemption
The preferred stock is not redeemable at the option of the holder.
Repurchases
During the year ended December 31, 2020, the Company repurchased 263,031 shares of common stock from an employee for $4.75 per share net of withholding taxes of $0.2 million classified within accrued payroll for the employee’s related income tax liability. The fair value per share on the date of repurchase was $3.14. The repurchase resulted in additional compensation expense of $0.4 million for the value of the repurchase in excess of fair value. The expense is recognized in operating expenses within the general and administrative expenses on the consolidated statements of operations and comprehensive loss. The Company became contractually obligated to repurchase an additional 263,030 shares of common stock from this employee for $4.75 per share in 2021, with such obligation having been contingent but not probable of occurring as of December 31, 2020. However, the Company expects this obligation to be waived subsequent to the merger as described within Note 15 to the consolidated financial statements.
During the year ended December 31, 2019, the Company repurchased 244,691 shares of common stock from certain employees for $4.75 per share. The fair value per share on the date of repurchase was $2.55. The repurchase resulted in additional compensation expense of $0.5 million for the value of the repurchase in excess of fair value. The expense is recognized in operating expenses in the research and development expenses on the consolidated statements of operations and comprehensive loss.
During the year ended December 31, 2019, the Company repurchased 315,637 shares of series Seed convertible preferred stock from an employee for $4.75 per share. The fair value per share on the date of repurchase was $2.55. The repurchase resulted in additional compensation expense of $0.7 million for the value of the repurchase in excess of fair value. The expense is recognized in operating expenses in the research and development expenses on the consolidated statements of operations and comprehensive loss.
Management determines the fair value of its common stock using the methodology described in Note 2 Summary of Significant Accounting Policies, adjusting for changes in inputs based on material information known at the time of a repurchase transaction such as estimated timing to exit events and respective probabilities of such events occurring.
Common Stock Reserved for Future Issuance
The Company has reserved the following shares of common stock for future issuance:

	December 31,
	2020	2019
Common stock options outstanding	19,420,305	13,162,473
Shares available for issuance under the plan	4,649,322	2,823,610
Convertible preferred stock outstanding	112,987,810	112,840,517
Warrants to purchase Series D convertible preferred stock	115,737	263,030
Common stock warrants outstanding	190,000	190,000

Total shares of authorized common stock reserved for future issuance	137,363,174	129,279,630